Cost and Fair Value of Available-for-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Nov. 30, 2013	Aug. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale investments, Cost	$ 2,055
Available-for-sale investments, Unrealized Gain	6,959
Available-for-sale investments, Fair Value	9,014
Amicus
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale investments, Cost	1,055
Available-for-sale investments, Unrealized Gain	3,177
Available-for-sale investments, Fair Value	4,232	4,000
Juno Therapeutics, Inc.
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale investments, Cost	1,000
Available-for-sale investments, Unrealized Gain	3,782
Available-for-sale investments, Fair Value	$ 4,782		$ 1,000